Derivative financial instruments (including embedded derivative) - Economic hedge by nature of exposure (Details) BRL in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL
Derivative financial instruments of economic hedge strategy by type and broken down by nature of the exposure
Total derivative economic hedge contracts		BRL (28,892)		BRL (109,448)
Swaps
Derivative financial instruments of economic hedge strategy by type and broken down by nature of the exposure
Total derivative economic hedge contracts		(118,970)		(377,891)
Interest rate swaps | Hedges of debts
Derivative financial instruments of economic hedge strategy by type and broken down by nature of the exposure
Total derivative economic hedge contracts		71,618		18,029
Interest rate swaps | Hedges of debts | LIBOR to Fixed (USD)
Derivative financial instruments of economic hedge strategy by type and broken down by nature of the exposure
Reference value (notional), hedging instrument | $	$ 40,800		$ 590,257
Fair value of derivative financial assets		134,156		1,868,111
Fair value of derivative financial liabilities		(132,925)		(1,869,943)
Total derivative economic hedge contracts		1,231		(1,832)
Interest rate swaps | Hedges of debts | IPCA to CDI
Derivative financial instruments of economic hedge strategy by type and broken down by nature of the exposure
Reference value (notional), hedging instrument	1,028,022	1,028,022	843,845	843,845
Fair value of derivative financial assets		1,123,400		867,675
Fair value of derivative financial liabilities		(1,053,013)		(847,814)
Total derivative economic hedge contracts		70,387		19,861
Foreign currency swaps | Hedges of debts
Derivative financial instruments of economic hedge strategy by type and broken down by nature of the exposure
Total derivative economic hedge contracts		(190,588)		(395,920)
Foreign currency swaps | Hedges of debts | DI to USD
Derivative financial instruments of economic hedge strategy by type and broken down by nature of the exposure
Reference value (notional), hedging instrument	173,547	340,618	315,686	616,099
Fair value of derivative financial assets		579,978		1,027,838
Fair value of derivative financial liabilities		(727,337)		(1,286,859)
Total derivative economic hedge contracts		(147,359)		(259,021)
Foreign currency swaps | Hedges of debts | TJLP To USD
Derivative financial instruments of economic hedge strategy by type and broken down by nature of the exposure
Reference value (notional), hedging instrument			36,240	59,265
Fair value of derivative financial assets				59,142
Fair value of derivative financial liabilities				(117,330)
Total derivative economic hedge contracts				(58,188)
Foreign currency swaps | Hedges of debts | Pre To USD
Derivative financial instruments of economic hedge strategy by type and broken down by nature of the exposure
Reference value (notional), hedging instrument	46,829	106,441	81,867	177,633
Fair value of derivative financial assets		100,983		155,624
Fair value of derivative financial liabilities		(144,212)		(234,335)
Total derivative economic hedge contracts		(43,229)		(78,711)
Option | Cash flow hedges | Zero cost collar
Derivative financial instruments of economic hedge strategy by type and broken down by nature of the exposure
Reference value (notional), hedging instrument | $	$ 1,981,000		$ 1,760,000
Total derivative economic hedge contracts		BRL 90,078		BRL 268,443